Segment Information (Details) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment										3
Revenue from Contract with Customer, Excluding Assessed Tax	$ 358,274	$ 141,447	$ 148,605	$ 176,297	$ 65,167	$ 74,399	$ 87,211	$ 119,938	$ 55,921	$ 482,443	$ 241,464	$ 531,515	$ 337,469	$ 233,688
Operating Expenses	(228,753)			(107,329)						(340,835)	(171,616)	(377,461)	(232,176)	(183,753)
Contingent Consideration And Other Nonoperating Expense	(21)			(3)						(43)	(16)	(30)	(15)	(9)
Adjusted EBITDA	129,500			68,965						141,565	69,832	154,024	105,278	49,926
INTEREST EXPENSE, NET	(6,782)			(6,178)						(13,543)	(6,883)	(25,761)	(1,660)	(929)
Income Tax Expense (Benefit)	(26,540)			(12,184)						(25,436)	(11,744)	(25,016)	(22,034)	(6,619)
Employee Benefits and Share-based Compensation	(1,336)			(9,241)						(2,259)	(9,263)	(9,498)	(86)	(67)
Depreciation, Depletion and Amortization	(3,590)			(1,728)						(6,937)	(3,168)	(7,993)	(4,702)	(3,468)
Non-recurring expenses	(362)			(564)						(822)	(1,394)	(3,721)	(1,691)	(436)
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(395)									(1,153)	0	(375)	0	0
Gain (Loss) on Disposition of Property Plant Equipment	(79)									(162)	2	(360)	(221)	(700)
Restructuring Costs												(153)	(2,305)	(2,808)
NET INCOME	$ 90,416	$ 20,049	$ 23,716	$ 39,070	$ (1,688)	$ 12,886	$ 22,238	$ 34,663	$ 2,792	$ 91,253	$ 37,382	81,147	72,579	34,899
Salary expense												17,200	12,200	12,700
Professional fees												$ 8,700	$ 4,200	$ 4,200
Major Customer One | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Segment Reporting Information [Line Items]
Concentration risk, percentage	30.00%			33.00%						27.00%	29.00%	26.00%	23.00%	14.00%
Major Customer Two | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Segment Reporting Information [Line Items]
Concentration risk, percentage	22.00%			20.00%						20.00%	19.00%	18.00%	14.00%	13.00%
Major Customer Three | Customer Concentration Risk | Revenue from Contract with Customer Benchmark
Segment Reporting Information [Line Items]
Concentration risk, percentage	18.00%			14.00%						15.00%	12.00%	11.00%	12.00%	13.00%
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ (852)			$ (124)						$ (2,243)	$ (200)	$ (1,314)	$ (335)	$ (286)
Operating Expenses	(12,746)			(6,775)						(22,264)	(12,188)	(26,881)	(18,184)	(18,657)
Contingent Consideration And Other Nonoperating Expense	(21)			(3)						(43)	(16)	(30)	(15)	(9)
Adjusted EBITDA	(13,619)			(6,902)						(24,550)	(12,404)	(28,225)	(18,534)	(18,952)
Salary expense	8,400			3,300						15,000	6,500
Professional fees	3,300			2,800						6,300	4,400
Senior
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	315,510			138,875						388,709	166,458	361,673	192,257	102,408
Senior | Operating Segments
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	315,510			138,875						388,709	166,458	361,673	192,257	102,408
Operating Expenses	(180,955)			(70,765)						(245,252)	(100,288)	(215,935)	(102,083)	(65,720)
Contingent Consideration And Other Nonoperating Expense	0			0						0	0	0	0	0
Adjusted EBITDA	134,555			68,110						143,457	66,170	145,738	90,174	36,688
Life
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	36,375			28,980						79,198	56,587	129,967	110,493	98,218
Life | Operating Segments
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	36,375			28,980						79,198	56,587	129,967	110,493	98,218
Operating Expenses	(29,961)			(22,740)						(62,307)	(44,528)	(102,155)	(84,672)	(75,249)
Contingent Consideration And Other Nonoperating Expense	0			0						0	0	0	0	0
Adjusted EBITDA	6,414			6,240						16,891	12,059	27,812	25,821	22,969
Auto & Home
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	7,241			8,566						16,779	18,619	41,189	35,054	33,348
Auto & Home | Operating Segments
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	7,241			8,566						16,779	18,619	41,189	35,054	33,348
Operating Expenses	(5,091)			(7,049)						(11,012)	(14,612)	(32,490)	(27,237)	(24,127)
Contingent Consideration And Other Nonoperating Expense	0			0						0	0	0	0	0
Adjusted EBITDA	$ 2,150			$ 1,517						$ 5,767	$ 4,007	$ 8,699	$ 7,817	$ 9,221